Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Mar. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)
Trade and Other Payables [Abstract]
Trade payables	$ 113,100		د.إ 415,302			$ 205,682		د.إ 755,266		د.إ 73,082
Staff payables	20,425		75,000			467,592		1,716,998		588,756
Accrued Expenses	43,031		158,010			23,037		84,591		32,528
PDC payables	60,493		222,130			17,663		64,860		11,860
Payables to former related party					د.إ 1,050,000	127,141		466,861		466,861
Profit share payable ( FGT )			29,337			19,840	[1]	72,851	[1]		[1]
Other payables	14,306	[2]	52,532	[2]		14,391	[3]	52,844	[2],[3]	52,948	[3]
Total trade payables	$ 279,184		د.إ 1,025,162			$ 875,346		د.إ 3,214,271		د.إ 1,226,035

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.
[2]	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.
[3]	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.